NF_Fidelity Short Duration High Income Fund_Class Z PRO-01 | Fidelity Short Duration High Income Fund
Fund Summary Fund/Class:<br/>Fidelity® Short Duration High Income Fund/Fidelity Advisor® Short Duration High Income Fund Z
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
Shareholder Fees {- Fidelity Short Duration High Income Fund}	NF_Fidelity Short Duration High Income Fund_Class Z PRO-01 Fidelity Short Duration High Income Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Short Duration High Income Fund}	NF_Fidelity Short Duration High Income Fund_Class Z PRO-01 Fidelity Short Duration High Income Fund Fidelity Advisor Short Duration High Income Fund: Class Z
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%	[1]
Total annual operating expenses	0.82%
Fee waiver and/or expense reimbursement	0.11%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.71%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.71% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year prior reimbursed expenses up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Short Duration High Income Fund}	NF_Fidelity Short Duration High Income Fund_Class Z PRO-01 Fidelity Short Duration High Income Fund Fidelity Advisor Short Duration High Income Fund: Class Z USD ($)
1 year	$ 73
3 years	240
5 years	434
10 years	$ 993

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Normally investing primarily in securities rated BB or B by Standard & Poor's (S&P), Ba or B by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company (FMR) to be of comparable quality.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Normally maintaining a duration of three years or less.
  Investing in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities, and in investment-grade corporate bonds and other corporate debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Floating Rate Loan Trading. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.80%	September 30, 2016
Lowest Quarter Return	-3.30%	September 30, 2015
Year-to-Date Return	0.55%	June 30, 2018

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

* The returns shown above are for Class I, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Short Duration High Income Fund} - NF_Fidelity Short Duration High Income Fund_Class Z PRO-01 - Fidelity Short Duration High Income Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Advisor Short Duration High Income Fund: Class I			Nov. 05, 2013
Fidelity Advisor Short Duration High Income Fund: Class I | Return Before Taxes	4.95%	2.95%
Fidelity Advisor Short Duration High Income Fund: Class I | After Taxes on Distributions	3.10%	1.15%	Nov. 05, 2013
Fidelity Advisor Short Duration High Income Fund: Class I | After Taxes on Distributions and Sales	2.78%	1.41%	Nov. 05, 2013
ICE® BofAML® 1-5 Year BB-B US Cash Pay High Yield Constrained Index(reflects no deduction for fees, expenses, or taxes)	5.38%	4.05%
Fidelity Short Duration High Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	4.99%	3.87%
[1]	From November 5, 2013